Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases
10.
Leases

Group as a Lessee

We have lease contracts for various items of sites, buildings, leased circuits and poles used in our operations. We considered in the lease term the non-cancellable period of the lease together with the periods covered by an option to extend and option to terminate the lease.

Our consolidated estimated useful lives of ROU assets as at December 31, 2023 are as follows:

Sites	1 – 30 years
International leased circuits(1)	2 – 20 years
Poles(2)	1 – 12 years
Domestic leased circuits	1 – 10 years
Office buildings	1 – 25 years
Co-located sites(3)	3 – 11 years

(1)
As at December 31, 2022, the estimated useful life ranges from 1-11 years.
(2)
As at December 31, 2022, the estimated useful life ranges from 2-12 years.
(3)
As at December 31, 2022, the estimated useful life ranges from 3-7 years.

Our consolidated rollforward analysis of ROU assets as at December 31, 2023 and 2022 are as follows:

	Sites	International Leased Circuits	Poles	Domestic Leased Circuits	Office Buildings	Co-located Sites	Sale and Leaseback Adjustment	Total
	(in million pesos)
December 31, 2022
Costs:
Balances at beginning of the year	23,093	4,257	3,631	1,732	1,669	10	—	34,392
Additions (Note 28)	32,735	402	116	851	165	5	—	34,274
Business combination	90	—	—	—	—	—	—	90
Currency translation	—	—	—	—	1	—	—	1
Disposals	—	—	—	—	(5)	—	—	(5)
Asset retirement obligation	(1,412)	—	—	—	(95)	—	—	(1,507)
Modifications	(7)	(106)	432	(8)	1	—	(12,776)	(12,464)
Terminations	(12,188)	(294)	—	(139)	(316)	—	—	(12,937)
Balances at end of the year	42,311	4,259	4,179	2,436	1,420	15	(12,776)	41,844

Accumulated depreciation and amortization:
Balances at beginning of the year	(8,666)	(2,014)	(1,629)	(966)	(1,030)	(6)	—	(14,311)
Terminations	4,923	150	—	71	293	—	—	5,437
Charge from asset retirement obligation	1,545	—	—	—	103	—	—	1,648
Disposals	—	—	—	—	5	—	—	5
Currency translation	—	—	—	—	(1)	—	—	(1)
Modifications	—	—	—	—	(10)	—	—	(10)
Business combination	(33)	—	—	—	—	—	—	(33)
Depreciation from continuing operations (Notes 2 and 3)	(3,803)	(832)	(875)	(475)	(313)	(3)	640	(5,661)
Depreciation from discontinued operations (Notes 2 and 3)	(21)	—	—	—	(34)	—	—	(55)
Balances at end of the year	(6,055)	(2,696)	(2,504)	(1,370)	(987)	(9)	640	(12,981)
Net book value as at December 31, 2022	36,256	1,563	1,675	1,066	433	6	(12,136)	28,863

December 31, 2023
Costs:
Balances at beginning of the year	42,311	4,259	4,179	2,436	1,420	15	(12,776)	41,844
Additions (Note 28)	14,942	341	66	99	255	56	—	15,759
Asset retirement obligation	93	—	—	—	(26)	—	—	67
Modifications	(35)	(46)	(851)	(326)	(149)	(18)	—	(1,425)
Terminations	(2,117)	(249)	(30)	(208)	(341)	—	(1,449)	(4,394)
Reclassification to ROU assets classified as held-for-sale	(2,508)	—	—	—	—	—	—	(2,508)
Balances at end of the year	52,686	4,305	3,364	2,001	1,159	53	(14,225)	49,343

Accumulated depreciation and amortization:
Balances at beginning of the year	(6,055)	(2,696)	(2,504)	(1,370)	(987)	(9)	640	(12,981)
Modifications	23	—	278	147	236	6	—	690
Charge from asset retirement obligation	16	—	—	—	17	—	—	33
Terminations	1,292	220	10	208	183	—	(129)	1,784
Depreciation from continuing operations (Notes 2 and 3)	(5,493)	(822)	(940)	(617)	(332)	(36)	1,342	(6,898)
Depreciation from discontinued operations (Notes 2 and 3)	—	—	—	—	(19)	—	—	(19)
Reclassification to ROU assets classified as held-for-sale	765	—	—	—	—	—	—	765
Balances at end of the year	(9,452)	(3,298)	(3,156)	(1,632)	(902)	(39)	1,853	(16,626)
Net book value as at December 31, 2023	43,234	1,007	208	369	257	14	(12,372)	32,717

The following amounts are recognized in our consolidated income statements for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
		(in million pesos)
Depreciation expense of ROU assets from continuing operations (Note 3)	6,898	5,661	5,330
Depreciation expense of ROU assets from discontinued operations (Notes 2 and 3)	19	55	58
Interest expense on lease liabilities from continuing operations (Note 5)	3,266	2,057	1,158
Interest expense on lease liabilities from discontinued operations	2	7	12
Variable lease payments (included in general and administrative expenses) from continuing operations	656	587	780
Variable lease payments (included in general and administrative expenses) from discontinued operations	(2)	2	(9)
Expenses relating to short-term leases (included in general and administrative expenses) (Note 5)	714	1,440	1,459
Expenses relating to leases of low-value assets (included in general and administrative expenses) (Note 5)	2	2	1
Total amount recognized in consolidated income statements	11,555	9,811	8,789

Our consolidated rollforward analysis of lease liabilities as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Balances at beginning of the year	42,435	21,686
Additions (Note 28)	15,759	34,277
Accretion on lease liabilities from continuing operations (Note 5)	3,266	2,057
Accretion on lease liabilities from discontinued operations	2	7
Business combination	—	46
Reclassification to lease liabilities classified as held-for-sale	(1,503)	(1,668)
Foreign exchange gains – net	1	215
Lease modifications	(933)	317
Termination	(774)	(6,171)
Settlement of obligations	(10,707)	(8,331)
Balances at end of the year (Notes 3 and 28)	47,546	42,435
Less current portion of lease liabilities (Note 27)	5,921	10,477
Noncurrent portion of lease liabilities (Note 27)	41,625	31,958

We had total cash outflows for leases of Php10,707 million, Php8,331 million and Php6,547 million for the years ended December 31, 2023, 2022 and 2021, respectively. We had non-cash additions to ROU assets of Php15,759 million and Php34,274 million and lease liabilities of Php15,759 million and Php34,277 million both as at December 31, 2023 and 2022, respectively. The future cash outflows relating to leases that have not yet commenced are disclosed in Note 28 – Notes to the Statements of Cash Flows.

We have entered into several lease contracts that include automatic extension and termination options. These options are negotiated by us to provide flexibility in managing the leased-asset portfolio and align with our business needs. However, in some of these lease contracts, we did not impute the renewal period in our assessment of the lease terms of these contracts since said renewal period is not yet reasonably estimable at the time of transition or commencement date of the lease, see Note 3 – Managements Use of Accounting Judgments, Estimates and Assumptions – Determining the lease term of contracts with renewal and termination options – Company as a Lessee.

As disclosed in Note 9 – Property and Equipment, on the sale and leaseback of telecom towers, Smart and DMPI signed Sale and Purchase Agreements with the TowerCos in connection with the sale of 7,569 telecom towers and related passive telecom infrastructure, with the concurrent execution of MSAs with the TowerCos where Smart has agreed to leaseback the towers sold in the transaction for a period of 10 years.

In 2022 and in 2023, the MSAs covering the leaseback arrangements of 4,665 and 998 telecom towers, respectively, became effective. As a result, we recognized cumulative lease liability of Php23,696 million and cumulative ROU assets of Php22,418 million as at December 31, 2023. The difference between lease liability and ROU assets represents the rights retained by the PLDT Group over the telecom assets leased back from the tower companies.

Including the related accounts on Unity and Frontier, the ROU assets relating to leasehold land with net book value of Php1,844 million and Php1,646 million, and the related lease liabilities amounting to Php1,779 million and Php1,738 million were respectively reclassified as “Assets classified as held-for-sale” under current assets and “Liabilities associated with assets classified as held-for-sale” under current liabilities in our consolidated statement of financial position as at
December 31, 2023 and 2022, respectively.

Common Tower Pilot, or CTP, Program

The CTP Program, established by Smart in January 2020, in partnership with several TowerCos duly-accredited by the Department of Information and Communications Technology aims to accelerate new site roll-outs and reduce upfront capital expenditure (CAPEX)spending.

Under the MSAs the TowerCos will handle site acquisition and permitting, site development works, construction and permanent electrification of the towers. Effective 30 days after the sites are Ready For Telecommunication Installation, or RFTI, Smart will be liable to settle a monthly fixed fee covering rental and maintenance costs for a contract term of 15 years. The monthly fee will be subject to agreed escalation rates with the TowerCos. As anchor tenant, Smart will also be entitled to colocation discounts when additional tenants come on board.

Upon launching of the program, the original CTP commitment covered 200 sites. This was later on increased to 936 BTS sites. As at December 31, 2022, Smart has issued service orders, or SOs, corresponding to 464 BTS sites.

As at December 31, 2023, a total of 388 BTS sites are classified as RFTI, out of which 236 BTS sites are ready for service.

Group as a Lessor

We have entered into operating leases on our investment property portfolio consisting of certain office buildings and business offices. See Note 13 – Investment Properties. These leases have term of five years. All leases include a clause to enable upward revision of the rental charge on annual basis according to prevailing market conditions. The lessee is also required to provide a residual guarantee on the properties. Rental income recognized by us amounted to Php57 million, Php51 million and Php48 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Future minimum rentals receivable under non-cancellable operating leases expected within one year amounted to
Php59 million and Php57 million and after one year but not more than five years amounted to Php125 million and nil both as at December 31, 2023 and 2022, respectively.